Investments Accounted for Using the Equity Method - Summary of Investments in Equity Accounted Investees (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
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Associates	¥ 4,616,598	¥ 4,169,573
Joint ventures	1,093,508	1,057,773
Total	¥ 5,710,106	¥ 5,227,345	¥ 4,837,895